Investments - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 07, 2019	Apr. 23, 2019
Disclosure of Investments [Line Items]
Number of shares issued			6,500,000	1,842,200
Gains (losses) recognised in profit or loss, fair value measurement, assets	$ 547,000	$ 798,000
Golden Predator Mining Corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	995,500	1,320,500
Banyan Gold corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	11,136,644	8,736,644
Warrants [Member]
Disclosure of Investments [Line Items]
Losses on disposals of investments	$ 3,000	$ 572,000
Warrants [Member] | Golden Predator Mining Corp [Member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	$ 1.00
Number of shares issued	300,000	300,000
Warrants [Member] | Banyan Gold corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	2,780,822	6,155,822
Warrants [Member] | Banyan Gold corp [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	$ 0.15
Warrants [Member] | Banyan Gold corp [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	$ 0.09